UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust
The fund's portfolio
1/31/09 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (138.2%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.8%)
Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds
(GA. Pacific Corp.), 5 3/4s, 9/1/28	B	$1,500,000	$776,955
Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds
(Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,326,720
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A
6s, 8/1/35	B/P	250,000	169,628
6s, 8/1/25	B/P	650,000	484,504
			2,757,807

Arizona (3.8%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.)
Ser. B, 5 7/8s, 3/1/33	Baa3	1,000,000	768,420
Ser. A, 5.85s, 3/1/28	Baa3	250,000	199,078
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	1,500,000	1,759,815
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	B+/P	1,800,000	1,412,640
7 1/4s, 12/1/19	B+/P	1,000,000	834,890
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	455,000	394,926
Coconino Cnty., Poll. Control Rev. Bonds
(Tuscon/Navajo Elec. Pwr.), Ser. A, 7 1/8s, 10/1/32	Baa3	3,750,000	3,046,875
Maricopa Cnty., Poll. Control Rev. Bonds (Public
Service Co. of New Mexico), Ser. A, 6.3s, 12/1/26	Baa3	535,000	440,551
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr.), Ser. A, 6 3/8s, 9/1/29	Baa3	500,000	419,060
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,140,000	801,511
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	A2	2,000,000	1,463,220
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), Class A, 5 1/4s, 9/1/30	A3	1,000,000	823,710
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	393,000	361,022
			12,725,718

Arkansas (1.1%)
Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita
Baptist U.), 6s, 3/1/33	BB/P	840,000	636,510
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	1,400,000	1,151,486
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	AAA	325,000	328,231
Springdale, Sales & Use Tax Rev. Bonds, FSA
4.05s, 7/1/26	AAA	1,000,000	930,970
4s, 7/1/27	AAA	600,000	560,778
			3,607,975

California (9.0%)
ABAG Fin. Auth. COP (American Baptist Homes), Ser. A,
6.2s, 10/1/27	BBB-	345,000	263,973
CA Hlth. Fac. Fin. Auth. Rev. Bonds
AMBAC, 5.293s, 7/1/17	A2	3,400,000	3,415,164
(CA-NV Methodist), 5s, 7/1/26	A+	740,000	620,142
CA Poll. Control Fin. Auth. Rev. Bonds (Pacific Gas &
Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A	2,500,000	1,835,425
CA Poll. Control Fin. Auth. VRDN (Pacific Gas &
Electric Corp.), Ser. E, 0.3s, 11/1/26	VMIG1	2,000,000	2,000,000
CA Poll. Control Fin. Auth. Solid Waste Disp. FRB
(Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	2,150,000	1,594,526
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	1,760,000	1,313,910
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	3,950,000	2,495,215
CA Statewide Cmntys., Dev. Auth. Rev. Bonds (Thomas
Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB+	560,000	426,546
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02

5.05s, 9/2/35	BB+/P	1,040,000	633,786
5s, 9/2/30	BB+/P	250,000	158,693
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.1s, 9/1/21	BBB/P	1,000,000	808,050
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB/P	290,000	197,304
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	1,490,000	1,178,083
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads), 5 3/4s, 1/15/40	Baa3	2,000,000	1,469,360
Golden State Tobacco Securitization Corp. Rev. Bonds,
Ser. A-1, 5s, 6/1/33	BBB	750,000	461,670
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	900,000	643,788
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds (Dist. No. 14- Area A), 5 1/8s, 9/1/26	BB-/P	850,000	563,525
Roseville, Natural Gas Fin. Auth. Rev. Bonds, 5s,
2/15/12	A1	400,000	379,484
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 4-C, 6s, 9/1/33	BBB/P	1,245,000	844,446
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	3,075,000	2,318,212
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	BB-/P	835,000	699,229
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	2,805,000	1,833,881
Vernon, Natural Gas Fin. Auth. Mandatory Put Bonds,
Ser. A-4, MBIA, 5s, 8/3/09	AA	3,780,000	3,737,173
			29,891,585

Colorado (3.3%)
CO Edl. & Cultural Fac. Auth. VRDN (National Jewish
Federation Bond), Ser. C-2, 0.7s, 3/1/36	VMIG1	600,000	600,000
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	425,000	285,464
(Valley View Assn.), 5 1/4s, 5/15/42	BBB	3,495,000	2,408,160
(Evangelical Lutheran), 5 1/4s, 6/1/23	A3	1,000,000	838,520
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.)
Ser. C1, MBIA, 5 1/2s, 9/1/24	AA	1,000,000	785,890
Ser. B, zero %, 9/1/35 (Prerefunded)	Aaa	15,500,000	2,301,440
Ser. B, zero %, 9/1/34 (Prerefunded)	Aaa	16,500,000	2,643,465
Denver, City & Cnty. Arpt. Rev. Bonds, Ser. D, AMBAC,
7 3/4s, 11/15/13	A1	805,000	887,054
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B-	325,000	165,308
			10,915,301

Connecticut (0.2%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	750,000	511,980
			511,980

Delaware (0.5%)
DE State Rev. Bonds (Beebe Med. Ctr.), Ser. A, 5s,
6/1/30	Baa1	1,000,000	692,960
DE State Hlth. Facs. Auth. Rev. Bonds (Beebe Med.
Ctr.), Ser. A, 5s, 6/1/16	Baa1	500,000	439,990
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/36	BBB+	100,000	62,167
Sussex Cnty., Rev. Bonds (First Mtge. - Cadbury
Lewes), Ser. A, 5.9s, 1/1/26	B/P	500,000	353,495
			1,548,612

District of Columbia (0.1%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
zero %, 6/15/46	BBB/F	17,500,000	356,125
			356,125

Florida (7.7%)
Collier Cnty., Hlth. Fac. Auth. VRDN (Cleveland Clinic
Hlth.), Ser. C-1, 0.6s, 1/1/35	VMIG1	1,550,000	1,550,000
Double Branch Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
6.7s, 5/1/34	BB/P	960,000	746,515
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	2,000,000	1,135,680
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds
Ser. A, 6 1/8s, 5/1/34	BB/P	465,000	319,511
Ser. B, 5 1/8s, 11/1/09	BB/P	80,000	61,958
FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, 5 3/4s, 1/1/37	Aa1	1,365,000	1,338,615
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s,
6/1/46	BBB+	4,380,000	2,883,880
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	390,000	225,978
Heritage Harbour, South Cmnty. Dev. Distr. Rev. Bonds,
Ser. A, 6 1/2s, 5/1/34	BB+/P	470,000	369,251
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt., Ser. B, 5s, 11/1/09	BB/P	135,000	129,015
Hillsborough Cnty., Indl. Dev. Auth. Poll. Control
Mandatory Put Bonds
(Tampa Elec. Co.), Ser. B, 5.15s, 9/1/13	Baa2	400,000	395,340
AMBAC, 5s, 3/15/12	A	525,000	526,769
Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev.
Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17	B/P	450,000	394,119
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds
(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Ba1	900,000	464,112

Jacksonville, Hlth. Fac. Auth. Rev. Bonds (Brooks
Hlth. Syst.), 5s, 11/1/27	A	2,500,000	1,996,200
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	231,948
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,100,000	787,864
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	575,000	337,445
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BBB-	1,500,000	1,025,850
Main St. Cmnty., Dev. Dist. Special Assmt. Bonds, Ser.
A, 6.8s, 5/1/38	BB-/P	250,000	159,538
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Ba1	500,000	311,805
6.7s, 11/15/19	Ba1	1,335,000	971,306
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	990,000	549,440
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	1,695,000	831,279
Six Mile Creek, Cmnty. Dev. Dist. Rev. Bonds, 5.65s,
5/1/22	BB-/P	1,240,000	622,034
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist
Hlth.), 5 1/4s, 11/15/33 (Prerefunded)	Aaa	1,500,000	1,715,265
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	970,000	573,910
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	1,850,000	935,749
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	665,000	263,466
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
6.55s, 5/1/27	BB-/P	700,000	458,003
5.4s, 5/1/37	BB-/P	445,000	236,340
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	470,000	333,268
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	BB-/P	1,035,000	567,242
Ser. B, 5s, 11/1/13	BB-/P	620,000	376,755
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 5/8s, 5/1/37	BB-/P	985,000	494,421
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser.
A-1
6 1/2s, 5/1/36	BB-/P	1,250,000	648,538
6 1/4s, 5/1/22	BB-/P	695,000	404,108
			25,372,517

Georgia (3.0%)
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (Oglethorpe Pwr. Corp.), Ser. C-2, AMBAC,
4 5/8s, 4/1/10	A	4,500,000	4,493,475
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	2,000,000	2,339,180
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	BB-/P	600,000	406,452
(First Mtge. - Lenbrook), Ser. A, 5s, 7/1/17	B/P	1,370,000	1,040,693
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), Ser. PJ, 6 1/4s, 6/15/20	Ba3	1,395,000	1,019,954
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	575,000	372,261
Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper),
Ser. A, 6 1/8s, 1/1/34	B+/P	600,000	372,318
			10,044,333

Hawaii (0.3%)
HI Dept. of Trans. Special Fac. Rev. Bonds
(Continental Airlines, Inc.), 7s, 6/1/20	B	1,490,000	1,148,894
			1,148,894

Idaho (0.8%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	910,000	824,078
Madison Cnty., Hosp. COP
5 1/4s, 9/1/20	BBB-	1,480,000	1,162,170
5 1/8s, 9/1/14	BBB-	500,000	446,665
5 1/8s, 9/1/13	BBB-	250,000	228,700
			2,661,613

Illinois (2.0%)
Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	Aa3	105,000	105,235
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing)
5 5/8s, 3/1/36	BB-/P	350,000	206,700
5.4s, 3/1/16	BB-/P	260,000	229,029
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A+/F	750,000	787,395
IL Fin. Auth. Rev. Bonds
(Monarch Landing, Inc.), Ser. A, 7s, 12/1/27	B/P	1,150,000	840,685
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	200,000	140,374
(Silver Cross Hosp. & Med.), 6s, 8/15/23	A	2,345,000	2,213,375
(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26	B+/P	1,000,000	673,650
(Landing At Plymouth Place), Ser. A, 5.35s, 5/15/15	B+/P	600,000	497,322
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	500,000	321,030

IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	168,115	130,689
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33 (In default)	B/P	500,000	200,000
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa1	500,000	388,105
			6,733,589

Indiana (2.9%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/28	BBB-/F	555,000	355,272
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s,
10/15/21	Aa2	650,000	548,516
IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp.
Assn.), Ser. A, 0.73s, 10/1/32	A-1+	835,000	835,000
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	2,500,000	1,674,725
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	3,500,000	2,983,085
Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	AA	1,125,000	1,127,914
MBIA, 5.6s, 11/1/16	AA	700,000	738,577
Ser. A, MBIA, 5.6s, 11/1/16	AA	500,000	527,555
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	A-	500,000	419,780
St. Joseph Cnty., Econ. Dev. Rev. Bonds (Holy Cross
Village Notre Dame), Ser. A, 5 3/4s, 5/15/15	B/P	455,000	385,144
			9,595,568

Iowa (3.9%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	4,480,000	5,380,390
Ser. A, 5 1/4s, 7/1/17	BBB-	1,040,000	805,033
Ser. A, 5s, 7/1/19	BBB-	2,750,000	1,963,143
IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care
Initiatives), Ser. A, 5 1/2s, 7/1/25	BBB-	950,000	630,705
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A
6 1/8s, 11/15/32	BB/P	750,000	507,735
6s, 11/15/24	BB/P	200,000	143,570
IA State Higher Ed. Loan Auth. Rev. Bonds, 5s, 10/1/22	BBB-/F	800,000	633,128
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. B, 5.6s, 6/1/34	BBB	3,250,000	1,990,365
Ser. C, 5 3/8s, 6/1/38	BBB	1,250,000	709,350
			12,763,419

Kentucky (0.7%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser.
IA, 6 1/2s, 1/1/29	B+/P	305,000	235,857
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 1/2s, 10/1/20	Baa1	1,040,000	1,032,346
6 1/2s, 10/1/20 (Prerefunded)	Baa1	675,000	740,522
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/28	Baa2	500,000	425,080
			2,433,805

Louisiana (3.6%)
Desoto Parish, Rev. Bonds (Intl. Paper Co. Project),
Ser. A, 5s, 10/1/12	BBB	250,000	228,655
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(Hlth. Care - St. James Place), Ser. A, 7s, 11/1/26
(Prerefunded)	AAA/P	1,720,000	1,831,250
(St. James Place), Ser. A, 7s, 11/1/20 (Prerefunded)	AAA/P	1,000,000	1,064,680
Rapides, Fin. Auth. Mandatory Put Bonds (Cleco Pwr.),
5 1/4s, 3/1/13	Baa1	4,250,000	4,031,678
Tangipahoa Parish Hosp. Svcs. Rev. Bonds (North Oaks
Med. Ctr.), Ser. A, 5s, 2/1/25	BBB+	500,000	362,390
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 7/8s, 5/15/39	BBB	2,700,000	1,739,070
W. Feliciana Parish, Poll. Control Rev. Bonds (Gulf
States Util. Co.), Ser. C, 7s, 11/1/15	BBB	2,750,000	2,709,108
			11,966,831

Maine (0.9%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,
11/15/27	Aa1	1,520,000	1,463,608
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	3,000,000	1,590,000
			3,053,608

Maryland (2.4%)
Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.),
Ser. A, 5s, 1/1/27	BBB+	2,000,000	1,385,720
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(WA Cnty. Hosp.), 5 3/4s, 1/1/38	BBB-	450,000	332,946
(Medstar Hlth.), 5 3/4s, 8/15/15	A3	1,400,000	1,437,240
(King Farm Presbyterian Cmnty.), Ser. A, 5 1/4s, 1/1/27	B/P	710,000	371,870
(King Farm Presbyterian Cmnty.), Ser. B, 4 3/4s, 1/1/13	B/P	1,700,000	1,405,798
MD State Indl. Dev. Fin. Auth. Rev. Bonds
(Synagro-Baltimore), Ser. A, 5 3/8s, 12/1/14	BBB+/F	1,000,000	926,400
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P	400,000	273,936
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A

6 1/4s, 5/1/34	BB/P	600,000	416,472
5 7/8s, 5/1/21	BB/P	1,600,000	1,219,568
			7,769,950

Massachusetts (7.4%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	1,600,000	1,097,056
MA State Dev. Fin. Agcy. Rev. Bonds
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42	BB/P	500,000	267,425
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	755,000	417,349
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,000,000	691,220
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	390,000	246,476
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,700,000	1,314,508
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB-	550,000	393,327
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/18	A-	420,000	422,159
MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds
(Adventcare), Ser. A, 6.65s, 10/15/28	B/P	1,050,000	730,496
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	2,375,000	2,875,175
(Norwood Hosp.), Ser. C, 7s, 7/1/14 (Prerefunded)	Ba2	1,185,000	1,432,938
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,550,000	1,893,860
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	2,225,000	1,890,961
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	3,450,000	3,104,759
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28	BB-/P	1,700,000	1,289,671
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	1,065,000	959,320
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	958,190
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	250,000	157,660
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	2,200,000	1,546,930
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	750,000	644,100
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	2,150,000	1,967,852
			24,301,432

Michigan (2.7%)
Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	950,000	863,446
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	275,000	229,796
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	450,000	363,618
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 6s, 4/1/22	A2	1,500,000	1,396,125
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	819,490
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25	BBB	755,000	506,650
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	2,300,000	2,227,389
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded)	AAA/P	1,350,000	1,487,295
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp.), 5 1/2s, 6/1/20	Baa3	1,480,000	1,120,952
			9,014,761

Minnesota (1.7%)
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	3,000,000	2,204,190
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	115,000	76,200
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	700,000	446,817
MN State Hsg. Fin. Agcy. Rev. Bonds (Residential
Hsg.), Ser. H, 4.15s, 1/1/12	Aa1	745,000	726,271
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	315,000	226,035
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home), 6s, 1/1/34	B+/P	400,000	255,300
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast)
6s, 11/15/35	Baa3	1,350,000	950,238
Ser. B, 5.85s, 11/1/17	Baa3	250,000	212,833
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB-/P	850,000	477,207
			5,575,091

Mississippi (1.0%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5.9s, 5/1/22	BBB	1,630,000	1,330,308
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	1,005,000	988,608
Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.),
Ser. A, 6 1/2s, 9/1/32	BBB	1,600,000	1,135,312
			3,454,228

Missouri (10.3%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A
5 1/2s, 6/1/32	A+	1,750,000	1,516,673
5 1/2s, 6/1/16	A+	1,000,000	1,024,230
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	2,000,000	1,400,900
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds Ser. 2003A
(St. Luke's Health), 5 1/2s, 11/15/28 (T)	AAA	10,000,000	10,104,600
MO State Hlth. & Edl. Fac. Auth. VRDN

(Washington U. (The)), Ser. C, 0.62s, 9/1/30	VMIG1	1,100,000	1,100,000
(Sisters of Mercy Hlth.), Ser. A, 0.65s, 6/1/16	VMIG1	3,800,000	3,800,000
(Sisters of Mercy Hlth.), Ser. B, 0.65s, 6/1/16	VMIG1	2,700,000	2,700,000
(Washington U. (The)), Ser. A, 0.5s, 9/1/30	VMIG1	1,700,000	1,700,000
(Washington U. (The)), Ser. B, 0.5s, 9/1/30	VMIG1	3,600,000	3,600,000
(Jesuit High School), 0.55s, 11/1/27	A-1+	4,000,000	4,000,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. A-1, GNMA Coll,
FNMA Coll, 7 1/2s, 3/1/31	AAA	300,000	314,247
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	280,000	282,089
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA
Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	400,000	399,836
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	1,055,000	1,048,111
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	260,000	255,226
(Single Fam. Home Ownership Loan), Ser. B, GNMA Coll.,
FNMA Coll., 4.4s, 9/1/14	AAA	360,000	342,868
(Single Fam. Home Ownership Loan), Ser. B, GNMA Coll.,
FNMA Coll., 4.3s, 9/1/13	AAA	350,000	337,964
			33,926,744

Montana (1.8%)
Forsyth, Poll. Control VRDN (Pacific Corp.), 0.75s,
1/1/18	P-1	3,900,000	3,900,000
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. Johns
Lutheran), Ser. A, 6s, 5/15/25	B+/P	500,000	342,875
MT Fac. Fin. Auth. VRDN (Sisters of Charity), Ser. A,
0.65s, 12/1/25	VMIG1	1,360,000	1,360,000
MT State Board Inv. Exempt Fac. Rev. Bonds (Still
Water Mining Project), 8s, 7/1/20	B-	250,000	193,023
			5,795,898

Nebraska (0.4%)
Central Plains, Energy Project Rev. Bonds (NE Gas No.
1), Ser. A, 5 1/4s, 12/1/18	A	1,500,000	1,212,240
Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12 (In default) (NON)	D/P	61,716	12,343
(Brookhaven), zero %, 9/1/12 (In default) (NON)	D/P	791,466	11,872
			1,236,455

Nevada (2.2%)
Clark Cnty., Impt. Dist. Special Assmt. (Summerlin No.
151)
5s, 8/1/20	BB/P	425,000	239,092
5s, 8/1/16	BB/P	1,010,000	658,904
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 142), 6 3/8s, 8/1/23	BB/P	970,000	673,190
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. C, AMBAC, 5.95s, 12/1/38	A	5,000,000	3,191,900
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB/P	250,000	198,705
Henderson, Local Impt. Dist. Special Assmt. (No.
T-17), 5s, 9/1/18	BB/P	375,000	268,500
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	BB/P	680,000	315,486
(No. T-18), 5s, 9/1/16	BB-/P	1,925,000	890,082
Las Vegas, Local Impt. Board Special Assmt. (Dist. No.
607), 5.9s, 6/1/18	BB/P	1,170,000	811,266
Las Vegas, Special Impt. Dist. Rev. Bonds (No. 809 -
Summerlin Area), 5.65s, 6/1/23	BB/P	240,000	152,263
			7,399,388

New Hampshire (1.4%)
NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	600,000	443,160
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB+	1,875,000	1,477,669
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day
Hlth. Syst.), Ser. A, 7s, 10/1/29 (Prerefunded)	BBB-/P	2,565,000	2,721,619
NH State Bus. Fin. Auth. Swr. & Solid Waste Rev. Bonds
(Crown Paper Co.), 7 7/8s, 7/1/26 (In default) (NON)	D/P	1,394,189	139
			4,642,587

New Jersey (5.0%)
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,000,000	583,090
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/F	1,250,000	1,459,600
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	2,400,000	2,099,688
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	349,425
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	1,000,000	701,820
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	430,000	273,867
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,000,000	747,030
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	4,000,000	3,061,440
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	860,000	505,955
NJ Econ. Dev. Auth. Solid Waste Mandatory Put Bonds
(Disp. Waste Mgt.), 5.3s, 6/1/14	BBB	1,750,000	1,581,878
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,250,000	1,591,808
(St. Peters U. Hosp.), 5 3/4s, 7/1/37	Baa2	750,000	538,020
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	2,250,000	1,517,670

(Atlantic City Med.), 5 3/4s, 7/1/25	A+	695,000	674,157
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 5s,
6/1/29	BBB	1,100,000	708,807
			16,394,255

New Mexico (0.3%)
Farmington, Poll. Control Rev. Bonds (San Juan), Ser.
B, 4 7/8s, 4/1/33	Baa3	1,800,000	1,130,526
			1,130,526

New York (9.0%)
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (Good Shepard Village), Ser. A,
6 3/4s, 7/1/28	B/P	600,000	461,406
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	750,000	501,945
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/39	B+/P	500,000	314,180
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5 3/4s,
7/1/15	BB	1,960,000	1,702,044
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(Keyspan-Glenwood), 5 1/4s, 6/1/27	A-	2,775,000	2,101,730
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(Solid Waste Disp.)
Ser. C, 5 5/8s, 11/15/14	Baa2	400,000	367,748
Ser. A, 5.45s, 11/15/12	Baa2	500,000	476,810
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World
Trade Ctr.)
Ser. B, 6 3/4s, 3/1/15	BB/P	200,000	174,694
Ser. A, 6 1/4s, 3/1/15	BB/P	1,775,000	1,505,129
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Ba2	790,000	573,279
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30
(Prerefunded)	AAA	200,000	220,280
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	1,300,000	847,028
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B-	6,975,000	5,822,242
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	3,425,000	1,758,018
(Jetblue Airways Corp.), 5s, 5/15/20	B-	325,000	198,101
NY State Dorm. Auth. Rev. Bonds
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	900,000	707,706
(Lenox Hill Hosp. Oblig. Group), 5 1/4s, 7/1/09	Ba1	1,000,000	994,630
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Ba2	1,000,000	718,270
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	725,000	507,101
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	3,800,000	3,766,408
Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. -
4th Installment), 6 3/4s, 10/1/11	BB+/P	500,000	478,690
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	200,000	168,252
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (Seneca Meadows, Inc.), 6 5/8s,
10/1/13	B+	670,000	599,409
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds
(Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	2,700,000	2,365,740
(Jefferson's Ferry), 5s, 11/1/15	BBB-	975,000	831,997
(Jefferson's Ferry), 4 5/8s, 11/1/16	BBB-	1,000,000	803,380
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A, 7 3/8s, 3/1/21	B+/P	800,000	675,264
			29,641,481

North Carolina (4.2%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	Baa1	1,500,000	1,474,680
Ser. C, 6 3/4s, 1/1/24	Baa1	750,000	754,778
Ser. A, 5 3/4s, 1/1/26	Baa1	2,250,000	1,957,433
Ser. C, 5.3s, 1/1/15	Baa1	1,500,000	1,543,590
NC Hsg. Fin. Agcy. FRN (Homeownership), Ser. 26,
Class A, 5 1/2s, 1/1/38	Aa2	915,000	885,427
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.4s, 10/1/27	BB/P	2,000,000	1,472,340
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,110,000	868,087
(Pines at Davidson), Ser. A, 4.85s, 1/1/26	A-/F	1,270,000	867,562
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	500,000	328,360
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	1,730,000	1,067,202
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	700,000	462,560
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	300,000	211,953
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A2	2,000,000	2,050,180
			13,944,152

North Dakota (0.3%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24 (Prerefunded)	Baa2	1,000,000	1,099,890
			1,099,890

Ohio (6.2%)
American Muni. Pwr. - Ohio, Inc. Rev. Bonds, 5 1/4s,
2/15/33 (T)	AAA	10,000,000	9,365,200
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,

Ser. A-2
5 3/4s, 6/1/34	BBB	9,500,000	5,727,170
5 1/8s, 6/1/24	BBB	1,850,000	1,351,388
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13 (In default)	D	2,000,000	260,000
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	700,000	496,874
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 5 5/8s, 8/15/29	Baa1	1,530,000	1,276,341
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,500,000	1,610,790
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa3	500,000	417,250
			20,505,013

Oklahoma (1.7%)
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan), Ser. B, 5.35s, 3/1/35	Aaa	3,000,000	2,875,170
OK Hsg. Fin. Agcy. Single Family Mtge. Rev. Bonds
(Homeownership Loan), Ser. C, GNMA Coll., FNMA Coll.,
5.95s, 3/1/37	Aaa	2,645,000	2,575,542
			5,450,712

Oregon (1.0%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza)
6 1/2s, 12/1/29	BB-/P	2,800,000	2,049,236
Ser. A, 5 1/4s, 12/1/26	BB-/P	510,000	329,200
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	895,000	880,510
			3,258,946

Pennsylvania (6.0%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/22 (Prerefunded)	AAA	195,000	226,116
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/15 (Prerefunded)	AAA	520,000	584,964
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	4,705,000	2,429,003
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6s, 1/15/14	Baa1	750,000	702,405
(Env. Impt.), 5 1/2s, 11/1/16	Baa3	1,850,000	1,594,293
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	1,160,000	826,361
5.3s, 1/1/14	BB/P	690,000	593,855
5.2s, 1/1/13	BB/P	1,000,000	885,720
5.1s, 1/1/12	BB/P	400,000	364,992
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	1,815,000	1,821,135
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+	550,000	443,531
(Presbyterian Homes), Ser. A, 5.35s, 1/1/20	BBB+	515,000	417,840
Delaware Cnty., College Auth. Rev. Bonds (Neumann
College), 6s, 10/1/25	BBB	925,000	749,676
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	500,000	495,980
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB+/F	255,000	254,972
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren
Village), Ser. A, 6 3/8s, 7/1/30	BB-/P	625,000	480,450
Lancaster Cnty., Hosp. Auth. VRDN (Lancaster General
Hosp.), 0.32s, 7/1/41	VMIG1	1,630,000	1,630,000
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5.3s, 12/15/26	BB-/P	500,000	327,600
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B-/P	1,100,000	687,874
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BBB	1,000,000	928,310
PA Econ. Dev. Fin. Auth. Exempt Fac. FRB (Reliant
Energy), Ser. B, 6 3/4s, 12/1/36	Ba3	900,000	673,155
PA State Higher Edl. Fac. Auth. Rev. Bonds (Widener
U.), 5.4s, 7/15/36	BBB+	1,000,000	703,490
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/10 (In default)
(NON)	D/P	2,707,789	812
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A	410,000	364,621
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	750,000	853,028
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	500,000	360,735
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	560,000	434,784
			19,835,702

Puerto Rico (2.0%)
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A
6s, 7/1/44	Baa3	1,200,000	1,037,928
6s, 7/1/38	Baa3	1,000,000	881,090
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	888,360
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. N, Cmnwlth. of PR Gtd.
5 1/2s, 7/1/21	Baa3	1,845,000	1,741,440
5 1/2s, 7/1/20	Baa3	2,250,000	2,157,413
			6,706,231

Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/8s, 6/1/32	BBB	2,025,000	1,445,182
			1,445,182

South Carolina (2.1%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/30	BBB	175,000	97,263
Orangeburg Cnty., Solid Waste Disp. Fac. Rev. Bonds
(SC Elec. & Gas), AMBAC, 5.7s, 11/1/24	A	2,500,000	2,242,375
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	1,250,000	1,461,775
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	AAA/P	1,600,000	1,810,576
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	890,000	1,049,328
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	110,000	129,692
			6,791,009

South Dakota (1.0%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,000,000	1,433,240
SD Hsg. Dev. Auth. Rev. Bonds
(Home Ownership Mtg.), Ser. H, 5s, 5/1/28	AAA	445,000	424,023
(Home Ownership Mtge.), Ser. J, 4 1/2s, 5/1/17	AAA	500,000	495,220
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prairie
Lakes Hlth. Care), 5.65s, 4/1/22	Baa1	1,105,000	870,817
			3,223,300

Tennessee (0.3%)
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac.
Rev. Bonds (Appalachian Christian Village), Ser. A,
6 1/4s, 2/15/32	BB-/P	1,000,000	685,790
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	450,000	311,049
			996,839

Texas (13.3%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement)
Ser. A, 7s, 11/15/33	BB-/P	600,000	435,492
5 7/8s, 11/15/18 (SEG)	BB-/P	1,000,000	773,260
Ser. A, 5 7/8s, 11/15/18	BB-/P	20,000	15,465
Abilene, Hlth. Fac. Dev. Corp. Retirement Fac. (Sears
Methodist Retirement), 6s, 11/15/29	BB-/P	1,450,000	950,635
Brazos River, Auth. Poll. Control Rev. Bonds
Ser. D-1, 8 1/4s, 5/1/33	Caa1	1,000,000	553,440
(TXU Energy Co., LLC), 5s, 3/1/41	Caa1	1,500,000	604,680
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (Dow Chemical), 5.9s, 5/1/28	Baa1	2,200,000	1,460,382
Dallas, Area Rapid Transit Rev. Bonds Sr. Lien, 5s,
12/1/33 (T)	AAA	10,000,000	9,804,200
Denton, Indpt. School Dist. VRDN, Ser. 05-A, 0.45s,
8/1/35	A-1+	2,000,000	2,000,000
Gulf Coast, Waste Disp. Auth. Rev. Bonds, Ser. A,
6.1s, 8/1/24	BBB	450,000	304,695
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B3	500,000	340,940
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	8,675,000	5,739,380
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	1,600,000	1,152,128
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	2,500,000	1,395,775
Lufkin, Hlth. Fac. Dev. Corp. Hlth. Syst. Rev. Bonds
(Memorial Hlth. Syst. of East TX), 5 1/2s, 2/15/32	BBB+	500,000	339,375
Matagorda Cnty., Navigation Dist. TX Poll. Control
Mandatory Put Bonds (Dist. No. 1 AEP Texas Central
Co.), 5 1/8s, 6/1/11	Baa2	1,250,000	1,254,388
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	BBB	900,000	768,807
North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	1,000,000	1,035,500
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	1,750,000	1,536,518
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6.5s, 1/1/15), 1/1/43 (STP)	A2	3,000,000	1,724,910
Port Corpus Christi Indl. Dev. Corp. Rev. Bonds
(Valero), Ser. C, 5.4s, 4/1/18	Baa2	815,000	637,901
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,500,000	2,247,400
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	425,000	357,884
(Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	900,000	676,674
(Air Force Village), 5 1/8s, 5/15/27	BBB+/F	4,000,000	2,664,240
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.)
6s, 7/1/29	Baa3	4,150,000	3,107,188
6s, 7/1/25	Baa3	800,000	623,488
6s, 7/1/19	Baa3	800,000	674,808
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds,
Ser. C, GNMA/FNMA Coll., 6.9s, 7/2/24 (SEG)	AAA	850,000	858,245
			44,037,798

Utah (1.0%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A
7 1/2s, 2/1/10	BBB	1,550,000	1,565,035

7.45s, 7/1/17	B+/P		600,000	587,160
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26
(Prerefunded)	Baa2		1,500,000	1,070,295
				3,222,490

Vermont (0.8%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	AAA		570,000	566,329
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	AAA		940,000	904,139
Ser. 19A, FSA, 4.62s, 5/1/29	AAA		1,295,000	1,259,711
				2,730,179

Virginia (1.5%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 1/1/24	B+/P		600,000	400,986
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds
(United Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P		600,000	499,440
(United Methodist), Ser. A, 6.7s, 6/1/27	BB+/P		295,000	239,310
(United Methodist), Ser. A, 6.7s, 6/1/27 (Prerefunded)	BB+/P		105,000	121,714
(Westminster-Canterbury), 5s, 10/1/22	BBB-		1,000,000	718,290
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15 (In
default)	D		700,000	91,000
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P		1,500,000	1,011,180
Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury)
5s, 7/1/31	BB/P		1,250,000	757,700
4 7/8s, 7/1/21	BB/P		1,000,000	695,910
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A, 5.2s, 1/1/27	BB/P		700,000	451,045
				4,986,575

Washington (2.0%)
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB		2,000,000	1,458,680
6 1/2s, 6/1/26	BBB		2,000,000	1,770,640
WA State Hsg. Fin. Comm. Rev. Bonds (Single Fam.),
Ser. 3A, GNMA Coll., FNMA Coll., 4.15s, 12/1/25	Aaa		2,345,000	2,070,471
WA State Hsg. Fin. Comm. VRDN (Local 82 - JATC Edl.
Dev. Trust), 0.8s, 11/1/25	A-1+		1,200,000	1,200,000
				6,499,791

West Virginia (1.6%)
Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds
(Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa2		3,150,000	1,998,140
Mason Cnty., Poll. Control Mandatory Put Bonds
(Appalachian Pwr. Co. Project), Ser. L, 5 1/2s, 10/1/11	Baa2		725,000	630,852
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	BB-		3,075,000	2,160,987
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43	B/P		735,000	555,564
				5,345,543

Wisconsin (2.2%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB		3,000,000	2,668,080
6 3/8s, 6/1/32 (SEG)	BBB		5,500,000	4,422,440
Janesville, Poll. Control Rev. Bonds (General Motors
Corp.), 5.55s, 4/1/09	C		500,000	175,396
				7,265,916

Wyoming (0.4%)
Sweetwater Cnty., Poll. Control VRDN (Pacificorp.),
Ser. B, 0.55s, 1/1/14	P-1		1,300,000	1,300,000
				1,300,000

Total municipal bonds and notes (cost $556,387,813)				$457,017,344

PREFERRED STOCKS (2.2%)(a)
			Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.			2,000,000	$2,002,660
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-3,
$4.95 cum. pfd.			2,000,000	1,631,940
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.			4,000,000	3,481,760

Total preferred stocks (cost $8,000,000)				$7,116,360

COMMON STOCKS (--%)(a)
			Shares	Value

Tembec, Inc. (Canada) (NON)			1,750	$1,638

Total common stocks (cost $1,273,945)				$1,638

WARRANTS (--%)(a)(NON)
	Expiration	Strike
	date	Price	Warrants	Value

Tembec, Inc. (Canada)	3/03/12	CAD 0.00001	3,889	$870

Total warrants (cost $154,423)				$870

TOTAL INVESTMENTS

Total investments (cost $565,816,181) (b)	$464,136,212

FUTURES CONTRACTS OUTSTANDING at 1/31/09 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	(depreciation)

U.S. Treasury Note 5 yr (Short)	56	$6,617,625	Mar-09	$(154,498)
U.S. Treasury Note 10 yr (Short)	262	32,140,031	Mar-09	(1,744,681)

Total				$(1,899,179)

Key to holding's currency abbreviations

CAD Canadian Dollar

(a) Percentages indicated are based on net assets of $330,798,114.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at January 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at January 31, 2009 and does not reflect any subsequent changes.

(b) The aggregate identified cost on a tax basis is $565,491,085, resulting in gross unrealized appreciation and depreciation of $6,846,083 and $108,200,956, respectively, or net unrealized depreciation of $101,354,873.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(T) Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2009.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds, FRB and FRN are the current interest rates at January 31, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at January 31, 2009 (as a percentage of net assets):

Health care	55.7%
Utilities	20.0
Industrial/commodity	11.5

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Tender offer bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (“TOB trust”) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities.

At January 31, 2009, the fund’s investments with a value of $29,274,000 were held by the TOB trust and served as collateral for $15,000,000 in floating-rate bonds outstanding. During the period ended January 31, 2009, the fund incurred interest expense of $2,512 for these investments based on an average interest rate of 1.56%.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$2,508	$(1,899,179)

Level 2	464,133,704	--

Level 3	--	--

Total	$464,136,212	$(1,899,179)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of January 31, 2009:

	Investment in securities	Other financial instruments*

Balance as of October 31, 2008	$118,525	$--
Accrued discounts/premiums	--	--
Realized gain/loss	311,572	--
Change in net unrealized appreciation/(depreciation)	(118,525)	--
Net purchases/sales	(311,572)	--
Net transfers in and/or out of Level 3	--	--

Balance as of January 31, 2009	$--	$--

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 1, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 1, 2009